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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number         811-05685
Williamsburg Investment Trust

(Exact name of registrant as specified in charter)
225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)
W. Lee H. Dunham, Esq.
Sullivan & Worcester LLP             One Post Office Square           Boston, MA 02109

(Name and address of agent for service)
Registrant's telephone number, including area code:  (513) 587-3400
Date of fiscal year end:           March 31, 2015
Date of reporting period:         June 30, 2014
Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.
DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2014(Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Consumer Discretionary - 14.1%
Amazon.com, Inc. (a)	16,363	$5,314,375
CarMax, Inc. (a)	162,807	8,467,592
DIRECTV (a)	60,515	5,144,380
General Motors Company	136,775	4,964,933
Liberty Media Corporation - Series A (a)	42,337	5,786,621
McDonald's Corporation	46,820	4,716,647
Starbucks Corporation	49,290	3,814,060
Walt Disney Company (The)	50,256	4,308,950
		42,517,558
Consumer Staples - 9.8%
Anheuser-Busch InBev SA/NV - ADR	37,495	4,309,675
Flowers Foods, Inc.	239,114	5,040,523
J.M. Smucker Company (The)	53,077	5,656,416
Nestle SA - ADR	67,827	5,268,123
PepsiCo, Inc.	51,241	4,577,871
Wal-Mart Stores, Inc.	59,492	4,466,065
		29,318,673
Energy - 7.9%
Chevron Corporation	39,402	5,143,931
Exxon Mobil Corporation	59,502	5,990,661
National Oilwell Varco, Inc.	59,120	4,868,532
Range Resources Corporation	47,388	4,120,387
Valero Energy Corporation	71,440	3,579,144
		23,702,655
Financials - 19.7%
American Tower Corporation	90,837	8,173,513
Berkshire Hathaway, Inc. - Class B (a)	56,886	7,199,492
Brookfield Asset Management, Inc. - Class A	210,488	9,265,682
Capital One Financial Corporation	104,087	8,597,586
CME Group, Inc.	79,336	5,628,889
JPMorgan Chase & Company	75,323	4,340,111
Markel Corporation (a)	13,013	8,531,844
Wells Fargo & Company	145,834	7,665,035
		59,402,152
Health Care - 14.6%
AmerisourceBergen Corporation	85,985	6,247,670
Amgen, Inc.	35,975	4,258,361
Baxter International, Inc.	73,108	5,285,708
Celgene Corporation (a)	80,000	6,870,400

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Health Care - 14.6% (Continued)
Express Scripts Holding Company (a)	81,126	$5,624,466
Johnson & Johnson	54,138	5,663,917
Valeant Pharmaceuticals International, Inc. (a)	32,823	4,139,637
WellPoint, Inc.	54,590	5,874,430
		43,964,589
Industrials - 11.6%
American Airlines Group, Inc. (a)	137,564	5,909,749
Chicago Bridge & Iron Company	55,008	3,751,546
Cummins, Inc.	26,524	4,092,388
Danaher Corporation	92,577	7,288,587
General Electric Company	144,275	3,791,547
Parker Hannifin Corporation	37,945	4,770,825
United Technologies Corporation	45,484	5,251,128
		34,855,770
Information Technology - 13.3%
Accenture plc - Class A	80,761	6,528,719
Activision Blizzard, Inc.	203,288	4,533,322
Apple, Inc.	51,590	4,794,259
Automatic Data Processing, Inc.	53,420	4,235,137
Cisco Systems, Inc.	173,988	4,323,602
Google, Inc. - Class A (a)	6,370	3,724,348
Google, Inc. - Class C (a)	6,370	3,664,534
QUALCOMM, Inc.	52,860	4,186,512
Visa, Inc. - Class A	19,269	4,060,171
		40,050,604
Materials - 4.8%
Alcoa, Inc.	344,698	5,132,553
Monsanto Company	34,491	4,302,407
Praxair, Inc.	38,078	5,058,282
		14,493,242

Total Common Stocks (Cost $199,675,840)		$288,305,243

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $5,771,006)	5,771,006	$5,771,006

Total Investments at Value - 97.7% (Cost $205,446,846)		$294,076,249

Other Assets in Excess of Liabilities - 2.3%		7,005,654

Net Assets - 100.0%		$301,081,903
ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2014.
See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2014(Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Consumer Discretionary - 5.1%
H&R Block, Inc.	155,700	$5,219,064
McDonald's Corporation	53,570	5,396,642
Penn National Gaming, Inc. (a)	105,725	1,283,501
Six Flags Entertainment Corporation	121,220	5,157,911
		17,057,118
Consumer Staples - 13.3%
Altria Group, Inc.	106,756	4,477,347
Anheuser-Busch InBev SA/NV - ADR	49,515	5,691,254
Archer-Daniels-Midland Company	192,205	8,478,162
Coca-Cola Company (The)	128,110	5,426,740
Diageo plc - ADR	31,430	4,000,096
PepsiCo, Inc.	67,420	6,023,303
Philip Morris International, Inc.	53,325	4,495,831
Wal-Mart Stores, Inc.	73,007	5,480,635
		44,073,368
Energy - 10.7%
BP plc - ADR	126,810	6,689,228
Chevron Corporation	47,756	6,234,546
Exxon Mobil Corporation	60,380	6,079,058
Kinder Morgan, Inc.	144,640	5,244,646
Marathon Petroleum Corporation	82,880	6,470,442
Occidental Petroleum Corporation	44,575	4,574,732
		35,292,652
Financials - 28.3%
Aflac, Inc.	100,940	6,283,515
Capital One Financial Corporation	97,500	8,053,500
Citigroup, Inc.	132,015	6,217,906
Equity Lifestyle Properties, Inc.	163,235	7,208,458
Fidelity National Financial, Inc. - Class A	195,685	6,410,641
Gaming and Leisure Properties, Inc.	134,394	4,565,364
Hartford Financial Services Group, Inc. (The)	213,055	7,629,499
JPMorgan Chase & Company	104,235	6,006,021
Markel Corporation (a)	13,656	8,953,420
Realty Income Corporation	115,175	5,116,073
Sun Communities, Inc.	160,338	7,991,246
W.P. Carey, Inc.	155,429	10,009,628
Wells Fargo & Company	175,030	9,199,577
		93,644,848

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Health Care - 10.9%
GlaxoSmithKline plc - ADR	145,065	$7,758,076
Johnson & Johnson	85,145	8,907,870
Merck & Company, Inc.	96,120	5,560,542
Teva Pharmaceutical Industries Ltd. - ADR	128,730	6,748,027
WellPoint, Inc.	65,150	7,010,791
		35,985,306
Industrials - 10.9%
3M Company	42,475	6,084,119
Eaton Corporation plc	87,777	6,774,629
General Electric Company	300,025	7,884,657
Illinois Tool Works, Inc.	56,630	4,958,523
Raytheon Company	49,131	4,532,335
Watsco, Inc.	55,715	5,725,273
		35,959,536
Information Technology - 4.8%
Automatic Data Processing, Inc.	78,980	6,261,534
Cisco Systems, Inc.	197,530	4,908,621
Hewlett-Packard Company	143,895	4,846,384
		16,016,539
Materials - 4.4%
E.I. du Pont de Nemours and Company	76,910	5,032,990
Eastman Chemical Company	56,625	4,946,194
Nucor Corporation	93,520	4,605,860
		14,585,044
Telecommunication Services - 1.4%
TELUS Corporation	125,685	4,680,509

Utilities - 1.4%
Dominion Resources, Inc.	63,980	4,575,850

Total Common Stocks (Cost $243,609,977)		$301,870,770

EXCHANGE-TRADED FUNDS - 4.4%	Shares	Value
db X-trackers Harvest CSI 300 China A-Shares Fund (a)	259,225	$5,824,786
SPDR EURO STOXX 50 ETF	198,750	8,599,912
Total Exchange-Traded Funds (Cost $12,797,799)		$14,424,698

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $9,731,157)	9,731,157	$9,731,157

Total Investments at Value - 98.5% (Cost $266,138,933)		$326,026,625

Other Assets in Excess of Liabilities - 1.5%		4,816,552

Net Assets - 100.0%		$330,843,177
ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2014(Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Consumer Discretionary - 26.0%
Amazon.com, Inc. (a)	16,855	$5,474,167
Cabela's, Inc. (a)	120,740	7,534,176
CarMax, Inc. (a)	196,600	10,225,166
Hanesbrands, Inc.	66,215	6,518,205
Krispy Kreme Doughnuts, Inc. (a)	302,150	4,828,357
O'Reilly Automotive, Inc. (a)	32,845	4,946,457
Penn National Gaming, Inc. (a)	884,194	10,734,115
		50,260,643
Consumer Staples - 6.5%
Church & Dwight Company, Inc.	83,200	5,819,840
J.M. Smucker Company (The)	63,530	6,770,392
		12,590,232
Energy - 4.1%
Ultra Petroleum Corporation (a)	151,659	4,502,756
Valero Energy Corporation	67,015	3,357,451
		7,860,207
Financials - 34.3%
American Tower Corporation	105,470	9,490,190
Brookfield Asset Management, Inc. - Class A	215,830	9,500,837
Capital One Financial Corporation	88,446	7,305,640
Fairfax Financial Holdings Ltd.	8,163	3,857,040
Fidelity National Financial, Inc. - Class A	110,360	3,615,394
Gaming and Leisure Properties, Inc.	290,344	9,862,986
Markel Corporation (a)	16,630	10,903,293
Portfolio Recovery Associates, Inc. (a)	88,765	5,284,180
Sun Communities, Inc.	130,417	6,499,983
		66,319,543
Health Care - 2.0%
Henry Schein, Inc. (a)	33,045	3,921,450

Industrials - 12.4%
American Airlines Group, Inc. (a)	154,140	6,621,855
Colfax Corporation (a)	62,570	4,663,968
Fastenal Company	113,560	5,620,084
Pall Corporation	43,620	3,724,712
Watsco, Inc.	33,125	3,403,925
		24,034,544

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Information Technology - 2.9%
Intuit, Inc.	68,900	$5,548,517

Materials - 3.7%
Alcoa, Inc.	477,225	7,105,880

Total Common Stocks (Cost $145,842,868)		$177,641,016

CLOSED-END FUNDS - 2.8%	Shares	Value
Morgan Stanley China A Share Fund, Inc. (Cost $5,802,609)	248,940	$5,464,233

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $5,556,376)	5,556,376	$5,556,376

Total Investments at Value - 97.6% (Cost $157,201,853)		$188,661,625

Other Assets in Excess of Liabilities - 2.4%		4,605,537

Net Assets - 100.0%		$193,267,162
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2014 (Unaudited)

1.  Securities Valuation
The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund (the "Funds") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.
Fixed income securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.
When market quotations are not readily available, if a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.
Accounting principles generally accepted in the United States ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Funds' investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2014 by security type:
	Level 1	Level 2	Level 3	Total
Davenport Core Fund:
Common Stocks	$288,305,243	$-	$-	$288,305,243
Money Market Funds	5,771,006	-	-	5,771,006
Total	$294,076,249	$-	$-	$294,076,249

Davenport Value & Income Fund:
Common Stocks	$301,870,770	$-	$-	$301,870,770
Exchange-Traded Funds	14,424,698	-	-	14,424,698
Money Market Funds	9,731,157	-	-	9,731,157
Total	$326,026,625	$-	$-	$326,026,625

Davenport Equity Opportunities Fund:
Common Stocks	$177,641,016	$-	$-	$177,641,016
Closed-End Funds	5,464,233	-	-	5,464,233
Money Market Funds	5,556,376	-	-	5,556,376
Total	$188,661,625	$-	$-	$188,661,625

Refer to each Fund's Schedule of Investments for a listing of the securities valued by sector type.  As of June 30, 2014, the Funds did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Funds as of June 30, 2014.  It is the Funds' policy to recognize transfers into and out of any Level at the end of the reporting period.
2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2014:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$205,467,001	$266,126,634	$157,179,147

Gross unrealized appreciation	$89,256,950	$61,544,452	$35,238,986
Gross unrealized depreciation	(647,702)	(1,644,461)	(3,756,508)

Net unrealized appreciation	$88,609,248	$59,899,991	$31,482,478

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis on publicly traded partnerships.

4.  Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund's portfolio will be adversely affected.  As of June 30, 2014, Davenport Value & Income Fund had 28.3% of the value of its net assets invested in stocks within the Financials sector and Davenport Equity Opportunities Fund had 26.0% and 34.3% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Financials sector, respectively.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

COMMON STOCKS - 88.0%	Shares	Value
Consumer Discretionary - 7.3%
Best Buy Company, Inc. (a)	22,000	$682,220
Kohl's Corporation	9,000	474,120
Staples, Inc.	38,000	411,920
Target Corporation	9,900	573,705
		2,141,965
Consumer Staples - 10.5%
Coca-Cola Company (The)	16,000	677,760
ConAgra Foods, Inc.	23,000	682,640
PepsiCo, Inc. (a)	8,800	786,192
Procter & Gamble Company (The)	8,500	668,015
Sysco Corporation	6,700	250,915
		3,065,522
Energy - 12.9%
Chevron Corporation	6,300	822,465
ConocoPhillips (a)	12,200	1,045,906
Occidental Petroleum Corporation	4,000	410,520
Royal Dutch Shell plc - Class A - ADR	12,000	988,440
Transocean Ltd.	10,900	490,827
		3,758,158
Financials - 11.4%
BB&T Corporation	10,000	394,300
HSBC Holdings plc - ADR	10,200	518,160
JPMorgan Chase & Company	17,000	979,540
Manulife Financial Corporation	20,000	397,400
People's United Financial, Inc.	33,400	506,678
Prudential Financial, Inc. (a)	6,000	532,620
		3,328,698
Health Care - 5.5%
Johnson & Johnson	2,600	272,012
Merck & Company, Inc. (a)	12,800	740,480
Pfizer, Inc.	20,000	593,600
		1,606,092
Industrials - 8.7%
Avery Dennison Corporation (a)	5,000	256,250
Emerson Electric Company (a)	10,600	703,416
General Electric Company	27,000	709,560
Koninklijke Philips N.V.	14,482	459,962
R.R. Donnelley & Sons Company	25,000	424,000
		2,553,188

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0% (Continued)	Shares	Value
Information Technology - 16.9%
Apple, Inc.	9,100	$845,663
Applied Materials, Inc. (a)	30,000	676,500
Cisco Systems, Inc.	32,000	795,200
Hewlett-Packard Company (a)	19,500	656,760
Intel Corporation (a)	16,000	494,400
International Business Machines Corporation	1,600	290,032
Microsoft Corporation	12,500	521,250
Western Union Company (The)	37,000	641,580
		4,921,385
Materials - 7.4%
E.I. du Pont de Nemours and Company (a)	5,000	327,200
Freeport-McMoRan Copper & Gold, Inc.	8,400	306,600
Nucor Corporation	10,000	492,500
Potash Corporation of Saskatchewan, Inc.	8,400	318,864
Rio Tinto plc - ADR (a)	8,600	466,808
Sealed Air Corporation (a)	7,000	239,190
		2,151,162
Telecommunication Services - 3.3%
AT&T, Inc.	18,000	636,480
CenturyLink, Inc.	9,000	325,800
		962,280
Utilities - 4.1%
FirstEnergy Corporation	19,000	659,680
PPL Corporation	15,300	543,609
		1,203,289

Total Common Stocks (Cost $18,990,955)		$25,691,739

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 12.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	2,786,651	$2,786,651
First American Government Obligations Fund - Class Z, 0.01% (b)	871,664	871,664
Total Money Market Funds (Cost $3,658,315)		$3,658,315

Total Investments at Value - 100.5% (Cost $22,649,270)		$29,350,054

Liabilities in Excess of Other Assets - (0.5%)		(137,542)

Net Assets - 100.0%		$29,212,512
ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2014 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Applied Materials, Inc.,
07/19/2014 at $20	150	$40,500	$12,102
Avery Dennison Corporation,
10/18/2014 at $55	5	325	985
Best Buy Company, Inc.,
12/20/2014 at $30	100	32,900	14,696
ConocoPhillips,
01/17/2015 at $82.5	58	31,320	9,451
E.I. du Pont de Nemours and Company,
07/19/2014 at $65	25	2,500	5,050
Emerson Electric Company,
09/20/2014 at $70	45	2,880	8,415
Hewlett-Packard Company,
01/17/2015 at $35	90	18,540	19,076
Intel Corporation,
01/17/2015 at $30	60	12,360	9,657
Merck & Company, Inc.,
07/19/2014 at $57.5	40	3,600	5,480
PepsiCo, Inc.,
01/17/2015 at $92.5	40	7,960	6,278
Prudential Financial, Inc.,
09/20/2014 at $92.5	30	5,520	9,810
Rio Tinto plc - ADR,
07/19/2014 at $60	43	215	9,931
Sealed Air Corporation,
07/19/2014 at $35	70	1,750	11,073
		$160,370	$122,004
See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

COMMON STOCKS - 74.8%	Shares	Value
Consumer Discretionary - 4.4%
Best Buy Company, Inc. (a)	20,000	$620,200
Kohl's Corporation	9,500	500,460
Staples, Inc.	35,000	379,400
Target Corporation	5,000	289,750
		1,789,810
Consumer Staples - 4.1%
Archer-Daniels-Midland Company	8,000	352,880
Avon Products, Inc.	24,000	350,640
CVS Caremark Corporation	3,800	286,406
PepsiCo, Inc. (a)	4,200	375,228
Wal-Mart Stores, Inc.	4,500	337,815
		1,702,969
Energy - 13.1%
Baker Hughes, Inc. (a)	9,000	670,050
Chevron Corporation	5,000	652,750
ConocoPhillips (a)	12,500	1,071,625
Devon Energy Corporation	12,000	952,800
Occidental Petroleum Corporation	4,200	431,046
Peabody Energy Corporation	16,000	261,600
Royal Dutch Shell plc - Class A - ADR	11,000	906,070
Transocean Ltd.	10,000	450,300
		5,396,241
Financials - 16.6%
Bank of America Corporation	69,000	1,060,530
Bank of New York Mellon Corporation (The)	13,500	505,980
Capital One Financial Corporation	4,000	330,400
Comerica, Inc.	7,000	351,120
JPMorgan Chase & Company	20,300	1,169,686
Lincoln National Corporation	17,500	900,200
Manulife Financial Corporation	24,000	476,880
MetLife, Inc.	20,000	1,111,200
People's United Financial, Inc.	18,000	273,060
Travelers Companies, Inc. (The)	7,000	658,490
		6,837,546
Health Care - 6.5%
Johnson & Johnson	10,000	1,046,200
Merck & Company, Inc.	14,000	809,900
Pfizer, Inc.	28,000	831,040
		2,687,140

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 74.8% (Continued)	Shares	Value
Industrials - 6.6%
Allegion plc	1,582	$89,668
Avery Dennison Corporation (a)	11,500	589,375
FedEx Corporation (a)	1,200	181,656
General Electric Company	17,000	446,760
Ingersoll-Rand plc	4,700	293,797
Koninklijke Philips N.V.	15,518	492,849
Lockheed Martin Corporation (a)	1,400	225,022
R.R. Donnelley & Sons Company	23,000	390,080
		2,709,207
Information Technology - 10.7%
Apple, Inc.	8,400	780,612
Cisco Systems, Inc.	40,000	994,000
Hewlett-Packard Company (a)	24,000	808,320
Intel Corporation (a)	10,000	309,000
International Business Machines Corporation	1,300	235,651
Microsoft Corporation	17,000	708,900
Western Union Company (The)	34,000	589,560
		4,426,043
Materials - 8.5%
E.I. du Pont de Nemours and Company (a)	12,000	785,280
Freeport-McMoRan Copper & Gold, Inc.	9,000	328,500
Mosaic Company (The)	6,000	296,700
Nucor Corporation	8,000	394,000
Rio Tinto plc - ADR	9,000	488,520
Sealed Air Corporation (a)	20,000	683,400
Sonoco Products Company	12,000	527,160
		3,503,560
Telecommunication Services - 2.0%
AT&T, Inc.	15,000	530,400
CenturyLink, Inc.	8,000	289,600
		820,000
Utilities - 2.3%
FirstEnergy Corporation	13,000	451,360
PPL Corporation	14,000	497,420
		948,780

Total Common Stocks (Cost $19,347,674)		$30,821,296

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 4.4%	Par Value	Value
Financials - 3.2%
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	$750,000	$780,537
Prudential Financial, Inc., 3.00%, due 05/12/2016	500,000	520,047
		1,300,584
Industrials - 1.2%
Equifax, Inc., 4.45%, due 12/01/2014	500,000	508,039

Total Corporate Bonds (Cost $1,771,722)		$1,808,623

MUNICIPAL BONDS - 0.7%	Par Value	Value
Wise Co., Virginia, Industrial Dev. Authority, Revenue, 1.70%, due 02/01/2017 (Cost $298,458)	$300,000	$300,138

MONEY MARKET FUNDS - 20.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	3,984,469	$3,984,469
First American Government Obligations Fund - Class Z, 0.01% (b)	3,929,795	3,929,795
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (b)	564,497	564,497
Total Money Market Funds (Cost $8,478,761)		$8,478,761

Total Investments at Value - 100.5% (Cost $29,896,615)		$41,408,818

Liabilities in Excess of Other Assets - (0.5%)		(198,895)

Net Assets - 100.0%		$41,209,923
ADR - American Depositary Receipt.
(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2014 (Unaudited)
COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Avery Dennison Corporation,
10/18/2014 at $55	5	$325	$985
Baker Hughes, Inc.,
10/18/2014 at $65	40	42,200	16,550
Best Buy Company, Inc.,
12/20/2014 at $30	100	32,900	14,995
ConocoPhillips,
01/17/2015 at $82.5	25	13,500	4,074
E.I. du Pont de Nemours and Company,
07/19/2014 at $65	40	4,000	8,080
FedEx Corporation,
01/17/2015 at $155	6	4,110	2,981
Hewlett-Packard Company,
01/17/2015 at $35	80	16,480	17,387
Intel Corporation,
01/17/2015 at $30	30	6,180	4,829
Lockheed Martin Corporation,
09/20/2014 at $175	14	1,078	6,118
PepsiCo, Inc.,
01/17/2015 at $92.5	10	1,990	1,569
Sealed Air Corporation,
07/19/2014 at $35	100	2,500	15,700
		$125,263	$93,268

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2014 (Unaudited)

1.   Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund  (the "Funds") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.

Fixed income securities are valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities and will be classified as Level 2 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds and municipal bonds, held by FBP Appreciation & Income Opportunities Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various "other significant observable inputs" including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund's investments and other financial instruments as of June 30, 2014 by security type:

FBP Equity & Dividend Plus Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$25,691,739	$-	$-	$25,691,739
Money Market Funds	3,658,315	-	-	3,658,315
Total	$29,350,054	$-	$-	$29,350,054

Other Financial Instruments:
Covered Call Options	$(160,370)	$-	$-	$(160,370)
Total	$(160,370)	$-	$-	$(160,370)

FBP Appreciation & Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$30,821,296	$-	$-	$30,821,296
Corporate Bonds	-	1,808,623	-	1,808,623
Municipal Bonds	-	300,138	-	300,138
Money Market Funds	8,478,761	-	-	8,478,761
Total	$39,300,057	$2,108,761	$-	$41,408,818

Other Financial Instruments:
Covered Call Options	$(125,263)	$-	$-	$(125,263)
Total	$(125,263)	$-	$-	$(125,263)

Refer to each Fund's Schedule of Investments for a listing of the common stocks and corporate bonds by sector type.  As of June 30, 2014, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities held in the Funds as of June 30, 2014.  It is the Funds' policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2014:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund

Tax cost of portfolio investments	$22,649,270	$29,896,615

Gross unrealized appreciation	$6,978,733	$11,953,575
Gross unrealized depreciation	(277,949)	(441,372)

Net unrealized appreciation on investements	$6,700,784	$11,512,203

Net unrealized depreciation on option contracts	$(38,366)	$(31,995)
As of June 30, 2014, the tax cost of written option contracts for FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund is $122,004 and $93,268, respectively.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014(Unaudited)

COMMON STOCKS - 87.1%	Shares	Value
Consumer Discretionary - 7.7%
Comcast Corporation - Class A	30,000	$1,610,400
Home Depot, Inc. (The)	700	56,672
Johnson Controls, Inc.	15,400	768,922
Lowe's Companies, Inc.	5,500	263,945
McDonald's Corporation	6,500	654,810
NIKE, Inc. - Class B	10,800	837,540
Tractor Supply Company	14,000	845,600
Walt Disney Company (The)	26,125	2,239,957
		7,277,846
Consumer Staples - 6.7%
Altria Group, Inc.	16,700	700,398
Anheuser-Busch InBev SA/NV - ADR	10,000	1,149,400
Coca-Cola Company (The)	12,000	508,320
CVS Caremark Corporation	6,000	452,220
Kraft Foods Group, Inc.	8,278	496,266
McCormick & Company, Inc. - Non-Voting Shares	7,000	501,130
Mondelēz International, Inc. - Class A	28,336	1,065,717
Philip Morris International, Inc.	7,860	662,677
Procter & Gamble Company (The)	10,000	785,900
		6,322,028
Energy - 10.5%
Apache Corporation	2,489	250,443
BP plc - ADR	3,000	158,250
Chevron Corporation	6,100	796,355
ConocoPhillips	24,500	2,100,385
Halliburton Company	6,000	426,060
Phillips 66	14,300	1,150,149
Pioneer Natural Resources Company	7,500	1,723,575
Range Resources Corporation	11,000	956,450
Schlumberger Ltd.	5,000	589,750
Spectra Energy Corporation	10,000	424,800
TransCanada Corporation	16,000	763,520
Valero Energy Corporation	11,000	551,100
		9,890,837
Financials - 13.0%
Aflac, Inc.	10,565	657,671
American Capital Ltd. (a)	12,990	198,617
American Express Company	7,000	664,090
American International Group, Inc.	21,000	1,146,180

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Financials - 13.0% (Continued)
Banco Bilbao Vizcaya Argentina, S.A. - ADR	37,000	$472,490
Bank of America Corporation	55,000	845,350
Brookfield Asset Management, Inc. - Class A	19,000	836,380
Cullen/Frost Bankers, Inc.	14,500	1,151,590
Goldman Sachs Group, Inc. (The)	6,000	1,004,640
JPMorgan Chase & Company	28,000	1,613,360
KKR & Company, L.P.	20,000	486,600
Mid-America Apartment Communities, Inc.	7,394	540,132
Old Republic International Corporation	20,000	330,800
Protective Life Corporation	12,000	831,960
Regions Financial Corporation	17,000	180,540
Wells Fargo & Company	24,000	1,261,440
		12,221,840
Health Care - 11.1%
Abbott Laboratories	11,000	449,900
AbbVie, Inc.	11,500	649,060
Actavis plc (a)	1,000	223,050
Alexion Pharmaceuticals, Inc. (a)	4,040	631,250
Cardinal Health, Inc.	15,545	1,065,765
CareFusion Corporation (a)	6,800	301,580
Cerner Corporation (a)	8,355	430,951
Gilead Sciences, Inc. (a)	16,000	1,326,560
Henry Schein, Inc. (a)	3,500	415,345
Novartis AG - ADR	7,500	678,975
Pfizer, Inc.	27,000	801,360
Prothena Corporation plc (a)	4,158	93,763
Regeneron Pharmaceuticals, Inc. (a)	2,300	649,681
Shire plc - ADR	5,000	1,177,450
Techne Corporation	10,000	925,700
Waters Corporation (a)	6,475	676,249
		10,496,639
Industrials - 12.2%
Allegion plc	3,333	188,914
Emerson Electric Company	15,000	995,400
General Dynamics Corporation	15,000	1,748,250
General Electric Company	34,000	893,520
Ingersoll-Rand plc	10,000	625,100
Lockheed Martin Corporation	4,500	723,285
Manitowoc Company, Inc. (The)	6,000	197,160
Norfolk Southern Corporation	10,000	1,030,300
Quanta Services, Inc. (a)	12,500	432,250

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Industrials - 12.2% (Continued)
Stericycle, Inc. (a)	7,000	$828,940
Trinity Industries, Inc.	23,000	1,005,560
Union Pacific Corporation	10,000	997,500
United Technologies Corporation	15,500	1,789,475
		11,455,654
Information Technology - 19.3%
Accenture plc - Class A	9,500	767,980
Adobe Systems, Inc. (a)	5,000	361,800
Alliance Data Systems Corporation (a)	1,000	281,250
Apple, Inc.	45,185	4,199,042
Automatic Data Processing, Inc.	12,400	983,072
Broadridge Financial Solutions, Inc.	5,000	208,200
Google, Inc. - Class A (a)	1,400	818,538
Google, Inc. - Class C (a)	1,400	805,392
Intel Corporation	5,000	154,500
International Business Machines Corporation	5,500	996,985
MasterCard, Inc. - Class A	29,750	2,185,733
Micron Technology, Inc. (a)	27,000	889,650
Oracle Corporation	11,000	445,830
QUALCOMM, Inc.	11,000	871,200
TE Connectivity Ltd.	13,000	803,920
Texas Instruments, Inc.	10,000	477,900
Visa, Inc. - Class A	10,000	2,107,100
Western Digital Corporation	6,500	599,950
Yahoo!, Inc. (a)	5,000	175,650
		18,133,692
Materials - 3.6%
Dow Chemical Company (The)	9,000	463,140
Ecolab, Inc.	6,000	668,040
Freeport-McMoRan Copper & Gold, Inc.	12,932	472,018
Monsanto Company	9,000	1,122,660
Praxair, Inc.	5,000	664,200
		3,390,058
Telecommunication Services - 1.2%
Telstra Corporation Ltd. - ADR	30,000	738,000
Verizon Communications, Inc.	8,000	391,440
		1,129,440
Utilities - 1.8%
Duke Energy Corporation	7,250	537,878
Southern Company (The)	10,000	453,800

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Utilities - 1.8% (Continued)
Wisconsin Energy Corporation	14,000	$656,880
		1,648,558

Total Common Stocks (Cost $47,334,485)		$81,966,592

EXCHANGE-TRADED FUNDS - 9.0%	Shares	Value
iShares Core S&P Mid-Cap ETF	16,000	$2,289,280
iShares Russell 2000 ETF	16,000	1,900,960
ProShares Large Cap Core Plus	11,000	1,045,110
Vanguard Mid-Cap ETF	26,900	3,192,223
Total Exchange-Traded Funds (Cost $5,483,742)		$8,427,573

EXCHANGE-TRADED NOTES - 2.8%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $1,764,193)	50,000	$2,619,000

WARRANTS - 0.0% (b)	Shares	Value
American International Group, Inc., 01/19/2021 at $45 (a) (Cost $13,600)	800	$21,280

COMMERCIAL PAPER - 1.4%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (c), due 07/01/2014 (Cost $1,348,000)	$1,348,000	$1,348,000

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.01% (d) (Cost $44,461)	44,461	$44,461

Total Investments at Value - 100.3% (Cost $55,988,481)		$94,426,906

Liabilities in Excess of Other Assets - (0.3%)		(276,350)

Net Assets - 100.0%		$94,150,556

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2014(Unaudited)

COMMON STOCKS - 82.6%	Shares	Value
Consumer Discretionary - 12.8%
BorgWarner, Inc.	5,600	$365,064
Buffalo Wild Wings, Inc. (a)	2,235	370,362
Chico's FAS, Inc.	7,100	120,416
Dick's Sporting Goods, Inc.	4,150	193,224
Dollar Tree, Inc. (a)	5,300	288,638
Family Dollar Stores, Inc.	2,800	185,192
Gildan Activewear, Inc. - Class A	10,700	630,016
Hasbro, Inc.	2,525	133,951
HomeAway, Inc. (a)	2,500	87,050
Jarden Corporation (a)	9,025	535,634
Liberty Global plc - Series A (a)	4,475	197,884
Liberty Global plc - Series C (a)	4,475	189,337
Nordstrom, Inc.	3,900	264,927
O'Reilly Automotive, Inc. (a)	2,825	425,445
Panera Bread Company - Class A (a)	2,090	313,145
PetSmart, Inc.	4,500	269,100
PVH Corporation	3,700	431,420
Ross Stores, Inc.	6,000	396,780
Service Corporation International	15,200	314,944
Tiffany & Company	3,475	348,369
Tractor Supply Company	3,760	227,104
Urban Outfitters, Inc. (a)	7,100	240,406
VF Corporation	4,700	296,100
		6,824,508
Consumer Staples - 4.2%
Church & Dwight Company, Inc.	10,800	755,460
Energizer Holdings, Inc.	2,500	305,075
Hormel Foods Corporation	12,000	592,200
J.M. Smucker Company (The)	4,700	500,879
Tyson Foods, Inc. - Class A	2,000	75,080
		2,228,694
Energy - 6.5%
Cameron International Corporation (a)	4,010	271,517
Cimarex Energy Company	3,250	466,245
Murphy Oil Corporation	3,740	248,635
Noble Corporation plc	5,360	179,882
ONEOK, Inc.	9,200	626,336
Peabody Energy Corporation	8,200	134,070
Pioneer Natural Resources Company	1,330	305,648
Range Resources Corporation	3,500	304,325

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.6% (Continued)	Shares	Value
Energy - 6.5% (Continued)
Schlumberger Ltd.	3,134	$369,655
Ultra Petroleum Corporation (a)	9,900	293,931
Valero Energy Corporation	4,950	247,995
		3,448,239
Financials - 14.9%
Alexander & Baldwin, Inc.	3,000	124,350
Alleghany Corporation (a)	765	335,162
American Financial Group, Inc.	6,600	393,096
Arch Capital Group Ltd. (a)	5,650	324,536
Arthur J. Gallagher & Company	6,750	314,550
Axis Capital Holdings Ltd.	5,000	221,400
Bank of Hawaii Corporation	6,000	352,140
Berkley (W.R.) Corporation	6,450	298,699
CME Group, Inc.	2,735	194,048
Cullen/Frost Bankers, Inc.	4,400	349,448
Eaton Vance Corporation	8,500	321,215
Everest Re Group Ltd.	2,050	329,005
HCC Insurance Holdings, Inc.	4,575	223,900
IntercontinentalExchange Group, Inc.	1,850	349,465
Jones Lang LaSalle, Inc.	2,800	353,892
Kemper Corporation	6,200	228,532
Mid-America Apartment Communities, Inc.	10,800	788,940
NASDAQ OMX Group, Inc. (The)	9,500	366,890
New York Community Bancorp, Inc.	12,970	207,261
Old Republic International Corporation	21,400	353,956
PNC Financial Services Group, Inc. (The)	2,745	244,442
Potlatch Corporation	6,941	287,357
Rayonier, Inc.	5,250	186,637
Realty Income Corporation	5,025	223,211
SEI Investments Company	10,000	327,700
Westamerica Bancorporation	4,370	228,464
		7,928,296
Health Care - 9.1%
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	299,275
Charles River Laboratories International, Inc. (a)	4,000	214,080
Chemed Corporation	2,000	187,440
Computer Programs & Systems, Inc.	2,300	146,280
Covance, Inc. (a)	4,000	342,320
Covidien plc	1,500	135,270
Endo International plc (a)	3,000	210,060
Ensign Group, Inc. (The)	5,000	155,400

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.6% (Continued)	Shares	Value
Health Care - 9.1% (Continued)
Henry Schein, Inc. (a)	3,000	$356,010
Hologic, Inc. (a)	7,000	177,450
Illumina, Inc. (a)	2,000	357,080
MEDNAX, Inc. (a)	4,000	232,600
ResMed, Inc.	6,500	329,095
Shire plc - ADR	1,500	353,235
Techne Corporation	4,500	416,565
Teleflex, Inc.	4,000	422,400
United Therapeutics Corporation (a)	1,000	88,490
Universal Health Services, Inc. - Class B	2,500	239,400
Waters Corporation (a)	2,000	208,880
		4,871,330
Industrials - 12.6%
AMETEK, Inc.	1,350	70,578
C.H. Robinson Worldwide, Inc.	5,000	318,950
Deluxe Corporation	5,000	292,900
Donaldson Company, Inc.	12,000	507,840
Engility Holdings, Inc. (a)	500	19,130
Expeditors International of Washington, Inc.	6,000	264,960
Fastenal Company	9,950	492,426
Graco, Inc.	6,000	468,480
ITT Corporation	3,000	144,300
Jacobs Engineering Group, Inc. (a)	4,475	238,428
Joy Global, Inc.	2,000	123,160
L-3 Communications Holdings, Inc.	3,000	362,250
ManpowerGroup, Inc.	4,000	339,400
Matson, Inc.	3,000	80,520
MSC Industrial Direct Company, Inc. - Class A	5,000	478,200
Pentair plc	2,400	173,088
Snap-on, Inc.	4,275	506,673
SPX Corporation	5,000	541,050
Stericycle, Inc. (a)	2,400	284,208
Timken Company (The)	5,000	339,200
Valmont Industries, Inc.	1,500	227,925
Waste Connections, Inc.	6,000	291,300
WESCO International, Inc. (a)	1,850	159,803
		6,724,769
Information Technology - 12.9%
ADTRAN, Inc.	8,000	180,480
Arrow Electronics, Inc. (a)	8,600	519,526

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.6% (Continued)	Shares	Value
Information Technology - 12.9% (Continued)
Cognizant Technology Solutions Corporation - Class A (a)	6,000	$293,460
Cree, Inc. (a)	5,820	290,709
Diebold, Inc.	6,000	241,020
DST Systems, Inc.	4,000	368,680
FARO Technologies, Inc. (a)	5,000	245,600
Harris Corporation	6,000	454,500
IAC/InterActiveCorporation	4,000	276,920
Integrated Device Technology, Inc. (a)	10,000	154,600
Jack Henry & Associates, Inc.	9,000	534,870
Lam Research Corporation	6,000	405,480
Linear Technology Corporation	6,000	282,420
Microchip Technology, Inc.	5,000	244,050
National Instruments Corporation	12,000	388,680
NetApp, Inc.	5,000	182,600
Polycom, Inc. (a)	8,000	100,240
Rackspace Hosting, Inc. (a)	4,000	134,640
Rovi Corporation (a)	6,000	143,760
SanDisk Corporation	5,000	522,150
Solera Holdings, Inc.	4,000	268,600
Xilinx, Inc.	7,000	331,170
Zebra Technologies Corporation - Class A (a)	4,000	329,280
		6,893,435
Materials - 6.5%
Airgas, Inc.	4,000	435,640
Albemarle Corporation	8,000	572,000
Ashland, Inc.	3,000	326,220
Cabot Corporation	4,000	231,960
Martin Marietta Materials, Inc.	2,500	330,125
Packaging Corporation of America	5,000	357,450
Rayonier Advanced Materials, Inc. (a)	1,750	67,812
Scotts Miracle-Gro Company (The) - Class A	4,000	227,440
Sonoco Products Company	5,000	219,650
Steel Dynamics, Inc.	12,000	215,400
Valspar Corporation (The)	6,000	457,140
		3,440,837
Utilities - 3.1%
AGL Resources, Inc.	8,400	462,252
Great Plains Energy, Inc.	9,050	243,174
One Gas, Inc.	3,000	113,250
SCANA Corporation	7,530	405,189

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.6% (Continued)	Shares	Value
Utilities - 3.1% (Continued)
Vectren Corporation	10,600	$450,500
		1,674,365

Total Common Stocks (Cost $22,923,791)		$44,034,473

EXCHANGE-TRADED FUNDS - 12.1%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund (a)	9,000	$740,970
Guggenheim Mid-Cap Core ETF	26,000	1,265,160
iShares Nasdaq Biotechnology ETF	2,200	565,466
Schwab U.S. Mid-Cap ETF	20,000	804,800
SPDR® S&P MIDCAP 400® ETF Trust	5,000	1,302,800
Vanguard Mid-Cap ETF	15,000	1,780,050
Total Exchange-Traded Funds (Cost $4,324,666)		$6,459,246

EXCHANGE-TRADED NOTES - 1.8%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $698,490)	18,700	$979,506

COMMERCIAL PAPER - 3.8%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (b), due 07/01/2014 (Cost $2,022,000)	$2,022,000	$2,022,000

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.01% (c) (Cost $44,166)	44,166	$44,166

Total Investments at Value - 100.4% (Cost $30,013,113)		$53,539,391

Liabilities in Excess of Other Assets - (0.4%)		(195,081)

Net Assets - 100.0%		$53,344,310
ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.1%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
5.00%, due 08/15/2018	$400,000	$415,108
3.00%, due 08/15/2019	530,000	570,921
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	537,417
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/01/2017	250,000	272,100
3.75%, due 02/01/2018	200,000	220,362
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	587,606
Alabama State, GO,
5.00%, due 02/01/2016	575,000	591,324
Alabaster, AL, Water Rev.,
3.00%, due 09/01/2017	400,000	424,068
Anniston, AL, Waterworks & Sewer Board, Water & Sewer Rev.,
3.50%, due 06/01/2016	500,000	525,775
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2016	510,000	531,441
3.00%, due 06/01/2019	375,000	399,401
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	334,524
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	363,834
5.00%, due 06/01/2020	350,000	414,957
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	223,208
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	579,035
Auburn, AL, Waterworks Board, Water Rev.,
5.00%, due 09/01/2014	205,000	206,615
Baldwin Co., AL, Board of Education, Rev.,
5.00%, due 07/01/2018	590,000	652,794

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.1% (Continued)	Par Value	Value
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	$200,000	$200,804
4.00%, due 06/01/2019	200,000	222,568
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	356,144
Birmingham, AL, Waterworks Board, Water Rev.,
5.00%, due 01/01/2017	400,000	441,232
3.625%, due 07/01/2018	250,000	272,190
Calera, AL, GO, Warrants,
3.00%, due 12/01/2016	250,000	263,912
3.00%, due 12/01/2017	410,000	435,662
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	468,923
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	290,020
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	267,470
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	535,785
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	422,916
Florence, AL, Board of Education, Rev.,
3.00%, due 03/01/2016	500,000	519,875
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	306,708
3.50%, due 06/01/2017	515,000	549,644
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	635,887
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	320,900
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	793,510
4.00%, due 11/01/2019	225,000	253,031
4.50%, due 11/01/2019	250,000	264,172
Gadsden, AL, GO, School Warrants,
3.00%, due 08/01/2015	250,000	256,727

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.1% (Continued)	Par Value	Value
Homewood, AL, Board of Education, Special Tax School Warrants,
4.00%, due 04/01/2017	$500,000	$542,335
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2015	250,000	263,907
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	470,000	528,059
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	506,740
Huntsville, AL, Electric Systems, Rev.,
3.00%, due 12/01/2016	375,000	397,732
Huntsville, AL, GO, Capital Improvement Warrants,
4.00%, due 03/01/2015	550,000	564,190
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	500,000	539,360
4.00%, due 09/01/2018	500,000	562,035
Jacksonville, AL, GO, Warrants,
2.00%, due 09/01/2016	200,000	205,162
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	588,274
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	223,030
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	223,645
Madison Co., AL, Series A, Water Rev., Warrants,
2.00%, due 07/01/2017	250,000	258,808
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	464,525
Mobile Co., AL, GO, Refunding and Improvement Warrants,
5.25%, due 08/01/2015,
Prerefunded 08/01/2014 @ 100	400,000	401,764

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.1% (Continued)	Par Value	Value
Montgomery, AL, GO, Warrants,
3.00%, due 11/01/2014	$500,000	$504,600
2.50%, due 04/01/2021	500,000	510,225
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	282,818
Morgan Co., AL, Board of Education, Rev., Capital Outlay Warrants,
4.00%, due 03/01/2019	250,000	277,218
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	319,521
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	433,188
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	284,576
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2016	475,000	496,194
3.00%, due 06/01/2018	215,000	229,246
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	200,000	221,302
5.00%, due 02/01/2019	240,000	278,880
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	306,199
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	659,112
St. Clair Co., AL, GO,
4.00%, due 08/01/2014	205,000	205,642
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	533,185
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	474,336
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	561,845
University of Alabama, AL, Rev.,
4.00%, due 10/01/2014	500,000	504,815
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	358,177
5.00%, due 07/01/2017	245,000	276,563

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.1% (Continued)	Par Value	Value
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	$515,000	$567,170
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	256,685
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	344,438

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $30,421,473)		$31,084,071

MONEY MARKET FUNDS - 1.0%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.03% (a) (Cost $331,230)	331,230	$331,230

Total Investments at Value - 99.1% (Cost $30,752,703)		$31,415,301

Other Assets in Excess of Liabilities - 0.9%		288,651

Net Assets - 100.0%		$31,703,952
(a)	The rate shown is the 7-day effective yield as of June 30, 2014.
See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2014 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the "Funds") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.

Fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Commercial paper is valued at amortized cost, which approximates market value.

When market quotations are not readily available, if a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various "other significant observable inputs" including bid and ask quotations, prices of similar securities and interest rates, among other factors. Commercial paper held in the Funds is classified as Level 2 since it is valued at amortized cost, which approximates the current market value of the security and is not obtained from a quoted price in an active market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2014, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$81,966,592	$-	$-	$81,966,592
Exchange-Traded Funds	8,427,573	-	-	8,427,573
Exchange-Traded Notes	2,619,000	-	-	2,619,000
Warrants	21,280	-	-	21,280
Commercial Paper	-	1,348,000	-	1,348,000
Money Market Funds	44,461	-	-	44,461
Total	$93,078,906	$1,348,000	$-	$94,426,906

The Government Street Mid-Cap Fund:
Common Stocks	$44,034,473	$-	$-	$44,034,473
Exchange-Traded Funds	6,459,246	-	-	6,459,246
Exchange-Traded Notes	979,506	-	-	979,506
Commercial Paper	-	2,022,000	-	2,022,000
Money Market Funds	44,166	-	-	44,166
Total	$51,517,391	$2,022,000	$-	$53,539,391

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$31,084,071	$-	$31,084,071
Money Market Funds	331,230	-	-	331,230
Total	$331,230	$31,084,071	$-	$31,415,301

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to The Government Street Equity Fund's and The Government Street Mid-Cap Fund's Schedules of Investments for a listing of the common stocks by sector type. As of June 30, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held in the Funds as of June 30, 2014. It is the Funds' policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2014:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$55,987,701	$30,013,113	$30,752,703

Gross unrealized appreciation	$38,578,645	$23,776,350	$719,682
Gross unrealized depreciation	(139,440)	(250,072)	(57,084)

Net unrealized appreciation	$38,439,205	$23,526,278	$662,598

The difference between the federal income tax cost and the Schedule of Investments cost for The Government Street Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to adjustments to basis on publicly traded partnerships.

4.  Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers' abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

COMMON STOCKS - 64.8%	Shares	Value
Consumer Discretionary - 9.6%
Comcast Corporation - Class A	4,700	$252,296
Discovery Communications, Inc. - Class A (a)	2,000	148,560
Dollar Tree, Inc. (a)	4,800	261,408
Johnson Controls, Inc.	5,200	259,636
Macy's, Inc.	4,500	261,090
Priceline Group, Inc. (The) (a)	105	126,315
TJX Companies, Inc. (The)	4,300	228,545
Viacom, Inc. - Class B	3,100	268,863
		1,806,713
Consumer Staples - 5.0%
Archer-Daniels-Midland Company	4,500	198,495
CVS Caremark Corporation	3,700	278,869
PepsiCo, Inc.	2,200	196,548
Procter & Gamble Company (The)	1,700	133,603
Wal-Mart Stores, Inc.	1,700	127,619
		935,134
Energy - 6.6%
Apache Corporation	2,300	231,426
Baker Hughes, Inc.	1,800	134,010
Chevron Corporation	1,500	195,825
Hess Corporation	2,600	257,114
Marathon Oil Corporation	3,900	155,688
Noble Corporation plc	8,000	268,480
		1,242,543
Financials - 10.0%
Ameriprise Financial, Inc.	2,200	264,000
BB&T Corporation	6,800	268,124
Discover Financial Services	4,200	260,316
JPMorgan Chase & Company	5,200	299,624
MetLife, Inc.	4,600	255,576
PNC Financial Services Group, Inc. (The)	3,000	267,150
Principal Financial Group, Inc.	5,350	270,068
		1,884,858
Health Care - 10.5%
Abbott Laboratories	3,000	122,700
AbbVie, Inc.	2,500	141,100
Actavis plc (a)	1,200	267,660
Aetna, Inc.	2,000	162,160
AmerisourceBergen Corporation	3,600	261,576
Amgen, Inc.	2,200	260,414
McKesson Corporation	1,500	279,315
Thermo Fisher Scientific, Inc.	2,100	247,800

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Health Care - 10.5% (Continued)
UnitedHealth Group, Inc.	3,000	$245,250
		1,987,975
Industrials - 8.6%
Dover Corporation	2,900	263,755
Eaton Corporation plc	3,300	254,694
FedEx Corporation	1,800	272,484
General Electric Company	11,500	302,220
Norfolk Southern Corporation	2,500	257,575
Ryder System, Inc.	3,200	281,888
		1,632,616
Information Technology - 11.9%
Apple, Inc.	5,600	520,408
Cisco Systems, Inc.	10,500	260,925
EMC Corporation	9,500	250,230
Google, Inc. - Class A (a)	325	190,018
Google, Inc. - Class C (a)	325	186,966
International Business Machines Corporation	700	126,889
Microsoft Corporation	3,700	154,290
Oracle Corporation	7,300	295,869
QUALCOMM, Inc.	3,300	261,360
		2,246,955
Materials - 1.3%
LyondellBasell Industries N.V. - Class A	2,600	253,890

Telecommunication Services - 1.3%
Verizon Communications, Inc.	4,900	239,757

Total Common Stocks (Cost $6,479,622)		$12,230,441

EXCHANGE-TRADED FUNDS - 0.7%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $109,551)	5,500	$125,070

U.S. TREASURY OBLIGATIONS - 7.4%	Par Value	Value
U.S. Treasury Notes - 7.4%
4.25%, 11/15/2014	$350,000	$355,414
0.375%, 08/31/2015	300,000	300,750
4.25%, 11/15/2017	400,000	442,500
2.625%, 08/15/2020	175,000	182,110

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 7.4% (Continued)	Par Value	Value
U.S. Treasury Notes - 7.4%(Continued)
2.125%, 08/15/2021	$120,000	$119,925
Total U.S. Treasury Obligations (Cost $1,356,680)		$1,400,699

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.9%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$542,682

CORPORATE BONDS - 14.6%	Par Value	Value
Consumer Discretionary - 1.1%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$110,037
Comcast Corporation, 5.70%, due 07/01/2019	75,000	87,844
		197,881
Consumer Staples - 2.2%
Colgate-Palmolive Company, 1.95%, due 02/01/2023	100,000	93,113
General Mills, Inc., 5.70%, due 02/15/2017	150,000	167,782
PepsiCo, Inc., 3.10%, due 01/15/2015	75,000	76,129
Wal-Mart Stores, Inc., 4.25%, due 04/15/2021	75,000	82,906
		419,930
Energy - 1.1%
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	111,141
Total Capital S.A., 3.00%, due 06/24/2015	100,000	102,605
		213,746
Financials - 4.3%
Aflac, Inc., 2.65%, due 02/15/2017	75,000	77,937
BB&T Corporation, 2.15%, due 03/22/2017	100,000	102,348
General Electric Capital Corporation, 4.65%, due 10/17/2021	70,000	77,843
Goldman Sachs Group, Inc., 3.70%, due 08/01/2015	100,000	103,142

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 14.6% (Continued)	Par Value	Value
Financials - 4.3% (Continued)
JPMorgan Chase & Company, 3.40%, due 06/24/2015	$110,000	$113,178
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	125,650
Royal Bank of Canada, 2.30%, due 07/20/2016	100,000	103,221
Wells Fargo Bank, 5.75%, due 05/16/2016	105,000	114,505
		817,824
Health Care - 3.3%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	169,150
GlaxoSmithKline plc, 5.65%, due 05/15/2018	200,000	229,381
Medtronic, Inc., 4.75%, due 09/15/2015	100,000	105,194
Novartis Securities Investment Ltd., 5.125%, due 02/10/2019	100,000	113,981
		617,706
Industrials - 0.5%
Illinois Tool Works, Inc., 3.50%, due 03/01/2024	100,000	102,494

Information Technology - 0.9%
Cisco Systems, Inc., 4.95%, due 02/15/2019	71,000	80,064
Oracle Corporation, 2.50%, due 10/15/2022	100,000	95,672
		175,736
Telecommunication Services - 0.4%
Verizon Communications, Inc., 2.50%, due 09/15/2016	65,000	66,998

Utilities - 0.8%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	125,000	141,851

Total Corporate Bonds (Cost $2,696,711)		$2,754,166

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 1.4%	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.4%
Pool #A97047, 4.50%, due 02/01/2041	$63,793	$69,071

Federal National Mortgage Association - 1.0%
Pool #618465, 5.00%, due 12/01/2016	14,001	15,067
Pool #255455, 5.00%, due 10/01/2024	42,917	47,689
Pool #255702, 5.00%, due 05/01/2025	55,631	61,817
Pool #808413, 5.50%, due 01/01/2035	64,281	72,183
		196,756
Government National Mortgage Association - 0.0%(b)
Pool #781344, 6.50%, due 10/15/2031	8,500	9,669

Total Mortgage-Backed Securities (Cost $252,410)		$275,496

VIRGINIA GENERAL OBLIGATION (GO) BONDS - 0.6%	Par Value	Value
Virginia State, Build America Bonds, Taxable, GO,
2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$106,084

Total Investments at Value - 92.4% (Cost $11,487,006)		$17,434,638

Other Assets in Excess of Liabilities - 7.6%		1,432,179

Net Assets - 100.0%		$18,866,817

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Consumer Discretionary - 13.4%
Comcast Corporation - Class A	11,500	$617,320
Discovery Communications, Inc. - Class A (a)	4,200	311,976
Dollar Tree, Inc. (a)	10,500	571,830
Johnson Controls, Inc.	12,500	624,125
Macy's, Inc.	10,500	609,210
Priceline Group, Inc. (The) (a)	255	306,765
TJX Companies, Inc. (The)	9,800	520,870
Viacom, Inc. - Class B	7,100	615,783
		4,177,879
Consumer Staples - 7.0%
Archer-Daniels-Midland Company	11,000	485,210
CVS Caremark Corporation	8,800	663,256
PepsiCo, Inc.	5,100	455,634
Procter & Gamble Company (The)	3,800	298,642
Wal-Mart Stores, Inc.	3,800	285,266
		2,188,008
Energy - 9.4%
Apache Corporation	5,300	533,286
Baker Hughes, Inc.	4,300	320,135
Chevron Corporation	3,500	456,925
Hess Corporation	6,300	623,007
Marathon Oil Corporation	8,400	335,328
Noble Corporation plc	19,500	654,420
		2,923,101
Financials - 14.6%
Ameriprise Financial, Inc.	5,600	672,000
BB&T Corporation	15,500	611,165
Discover Financial Services	10,100	625,998
JPMorgan Chase & Company	12,800	737,536
MetLife, Inc.	11,500	638,940
PNC Financial Services Group, Inc. (The)	7,100	632,255
Principal Financial Group, Inc.	12,800	646,144
		4,564,038
Health Care - 15.0%
Abbott Laboratories	6,600	269,940
AbbVie, Inc.	6,000	338,640
Actavis plc (a)	2,880	642,384
Aetna, Inc.	4,600	372,968
AmerisourceBergen Corporation	9,000	653,940

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Amgen, Inc.	5,300	$627,361
McKesson Corporation	3,250	605,182
Thermo Fisher Scientific, Inc.	5,000	590,000
UnitedHealth Group, Inc.	7,000	572,250
		4,672,665
Industrials - 12.1%
Dover Corporation	6,500	591,175
Eaton Corporation plc	8,000	617,440
FedEx Corporation	4,500	681,210
General Electric Company	27,200	714,816
Norfolk Southern Corporation	6,000	618,180
Ryder System, Inc.	6,250	550,563
		3,773,384
Information Technology - 16.8%
Apple, Inc.	12,950	1,203,443
Cisco Systems, Inc.	24,000	596,400
EMC Corporation	22,400	590,016
Google, Inc. - Class A (a)	750	438,503
Google, Inc. - Class C (a)	750	431,460
International Business Machines Corporation	1,800	326,286
Microsoft Corporation	8,300	346,110
Oracle Corporation	17,500	709,275
QUALCOMM, Inc.	7,700	609,840
		5,251,333
Materials - 1.8%
LyondellBasell Industries N.V. - Class A	5,700	556,605

Telecommunication Services - 1.8%
Verizon Communications, Inc.	11,600	567,588

Total Common Stocks (Cost $15,862,727)		$28,674,601

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 0.9%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $248,979)	12,500	$284,250

Total Investments at Value - 92.8% (Cost $16,111,706)		$28,958,851

Other Assets in Excess of Liabilities - 7.2%		2,263,290

Net Assets - 100.0%		$31,222,141

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.9%	Par Value	Value
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	$520,000	$561,288
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	776,398
5.00%, due 01/01/2024	250,000	297,790
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	850,485
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030	250,000	274,472
Fairfax Co., Virginia, Water, Revenue,
5.00%, due 04/01/2027	500,000	588,260
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017,
prerefunded 07/01/2016 @ 100	500,000	547,100
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	456,000
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027	400,000	456,836
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	518,335
5.00%, due 04/01/2025	500,000	586,435
Harrisonburg, Virginia, GO,
5.00%, due 07/15/2022	350,000	424,154
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	267,042
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	409,556
5.00%, due 05/01/2022	430,000	504,166
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	534,195
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	550,475
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	522,280

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.9% (Continued)	Par Value	Value
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	$625,000	$737,256
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	297,735
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	550,655
Portsmouth, Virginia, GO,
5.00%, due 04/01/2016,
prerefunded 04/01/2015 @ 100	160,000	165,841
5.00%, due 04/01/2016	90,000	93,235
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	238,287
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	587,170
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014, ETM	415,000	415,851
5.25%, due 07/15/2014	285,000	285,570
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	478,228
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	1,000,000	1,022,748
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	356,079
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	501,965
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	520,300
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	280,502

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.9% (Continued)	Par Value	Value
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	$250,000	$287,788
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	295,313
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	594,720
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 04/01/2017	500,000	516,970
5.00%, due 03/01/2019	250,000	291,163
4.00%, due 09/01/2026	500,000	543,905
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Revenue,
5.00%, due 03/15/2025	500,000	593,555
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Revenue,
5.00%, due 09/28/2015	500,000	529,915
Virginia Polytechnic Institute & State University, General and Athletic Facilities, Series D, Revenue,
5.00%, due 06/01/2016	115,000	116,607
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	281,900
Virginia State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Notes, Series A, Revenue,
5.00%, due 03/15/2023	500,000	595,075
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,004,120
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	599,495
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	641,593

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.9% (Continued)	Par Value	Value
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	$500,000	$580,775
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	500,000	591,375
Virginia State Resources Authority, Infrastructure, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/01/2018 @ 100	15,000	17,518
5.00%, due 11/01/2024	485,000	559,118
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	150,000	179,613
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	281,940

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $23,700,236)		$24,759,147

WASHINGTON, D.C. REVENUE BONDS - 2.2%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $505,643)	$500,000	$573,690

EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
SPDR Nuveen Barclays Short Term Municipal Bond ETF (Cost $120,500)	5,000	$121,650

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $604,220)	604,220	$604,220

Total Investments at Value - 98.9% (Cost $24,930,599)		$26,058,707

Other Assets in Excess of Liabilities - 1.1%		298,209

Net Assets - 100.0%		$26,356,916

ETM - Escrowed to Maturity.

(a)	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2014 (Unaudited)

1.   Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a "Fund," and, collectively, the "Funds") are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.

Fixed income securities are valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  If a pricing service cannot provide a valuation or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including obligations of the U.S. Treasury and U.S. Government agencies, corporate bonds, mortgage-backed securities and municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various "other significant observable inputs" including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2014, by security type:

	Level 1	Level 2	Level 3	Total

The Jamestown Balanced Fund:
Common Stocks	$12,230,441	$-	$-	$12,230,441
Exchange-Traded Funds	125,070	-	-	125,070
U.S. Treasury Obligations	-	1,400,699	-	1,400,699
U.S. Government Agency Obligations	-	542,682	-	542,682
Corporate Bonds	-	2,754,166	-	2,754,166
Mortgage-Backed Securities	-	275,496	-	275,496
Municipal Bonds	-	106,084	-	106,084
Total	$12,355,511	$5,079,127	$-	$17,434,638

The Jamestown Equity Fund:
Common Stocks	$28,674,601	$-	$-	$28,674,601
Exchange-Traded Funds	284,250	-	-	284,250
Total	$28,958,851	$-	$-	$28,958,851

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$25,332,837	$-	$25,332,837
Exchange-Traded Funds	121,650	-	-	121,650
Money Market Funds	604,220	-	-	604,220
Total	$725,870	$25,332,837	$-	$26,058,707

Refer to The Jamestown Balanced Fund's and The Jamestown Equity Fund's Schedules of Investments for a listing of the common stocks and corporate bonds by sector type.  As of June 30, 2014, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of June 30, 2014. It is the Funds' policy to recognize transfers into and out of any Level at the end of the reporting period.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Investment Transactions
Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.
3.  Federal Income Tax
The following information is computed on a tax basis for each item as of June 30, 2014:
	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$11,519,087	$16,178,292	$24,930,599

Gross unrealized appreciation	$5,956,557	$12,801,501	$1,192,512
Gross unrealized depreciation	(41,006)	(20,942)	(64,404)

Net unrealized appreciation	$5,915,551	$12,780,559	$1,128,108

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and/or differing methods in the amortization of premium on fixed income securities.

4.  Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia. The issuers' abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2. Controls and Procedures.
(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.
(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Williamsburg Investment Trust
By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	August 21, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President (FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	August 21, 2014

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President (The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	August 21, 2014

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President (The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date	August 21, 2014

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President (The Jamestown Tax Exempt Virginia Fund)

Date	August 21, 2014

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President (The Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund)

Date	August 21, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	August 21, 2014
* Print the name and title of each signing officer under his or her signature.